EMPLOYEE BENEFITS - Schedule of sensitivity analysis for the variables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Change in the accrued liability an closing for increase in 100 b.p.	$ (5,267)	$ (3,913)
Change in the accrued liability an closing for decrease of 100 b.p.	6,010	4,369
Rate of wage growth
Change in the accrued liability an closing for increase in 100 b.p.	5,570	4,133
Change in the accrued liability an closing for decrease of 100 b.p.	$ (5,056)	$ (3,811)